NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2015
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2015	2,583,337	$2.58
Granted	3,154,800	$2.22
Forfeited	(1,106,177)	$2.27
Vested	(1,316,696)	$2.12

Outstanding at December 31, 2015	3,315,264	$2.52

Schedule of share-based compensation expenses
	Year ended December 31,
	2013	2014	2015

Fulfillment	$9	$46	$185
Selling and marketing	134	231	580
General and administrative	4,175	2,241	2,431

Total	$4,318	$2,518	$3,196